Property and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 144	$ 124	$ 104
Amortization expense relating to capitalized computer software	$ 46	$ 36	$ 30